COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13.COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company often includes standard indemnification provisions in its arrangements with third parties, including vendors, customers, investors, and the Company’s directors and officers. Pursuant to these provisions, the Company may be obligated to indemnify such parties for losses or claims suffered or incurred in connection with its activities or non-compliance with certain representations and warranties made by the Company. It is not possible to determine the maximum potential loss under these indemnification provisions due to the Company’s limited history of prior indemnification claims and the unique facts and circumstances involved in each particular provision. The Company is subject to claims or proceedings from time to time relating to the purchase, development and sale of real estate and homes and other aspects of its homebuilding operations. Management believes that these claims include usual obligations incurred by real estate developers and residential home builders in the normal course of business. In the opinion of management, these matters will not have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

Borrowings

The Company has borrowings that are primarily made under general agreements. Refer to Note 7. NOTES PAYABLE for information about future debt payments.

Legal Matters

From time to time in the normal course of business, the Company may be subject to various legal matters, such as threatened or pending claims or proceedings. There were no such material matters as of and for the fiscal years ended June 30, 2025, 2024, and 2023.

The Company has land purchase contracts, generally through cash deposits, for the right to purchase land or lots at a future point in time with predetermined terms. The Company does not have title to the property, and obligations with respect to the land purchase contracts are generally limited to the forfeiture of the related nonrefundable cash deposits.

Lease Obligations

Operating Leases

The Company recognizes lease obligations and associated right-of-use assets for its existing non-cancelable leases. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company has non-cancelable operating leases primarily associated with its corporate, regional office facilities and hotel facilities the Company operates. Operating lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectations regarding the terms. Variable lease costs such as common area costs and property taxes are expensed as incurred. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets. The lease term may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

During the fiscal year ended June 30, 2025, the Company entered into three sale and leaseback transactions of land and buildings located in Tokyo, Japan for an aggregate sales price of ¥2,670,967 thousand, net of consumption tax. Under the transaction, the land and a building were sold and leased back for a non-cancellable term of three to ten years. The aggregate annual lease payment for the property was approximately ¥92,018 thousand over the initial lease term. The property was qualified for a sale and leaseback and classified as an operating lease. The Company recorded revenue of ¥2,670,967 thousand, cost of sales of ¥1,785,544 thousand, and sales commission of ¥42,216 thousand under this sale and leaseback transaction. The related revenue, cost of sales, and sales commission were included in Real estate sales, Cost of sales – real estate, and selling, general and administrative, respectively, in the Consolidated Statements of Comprehensive Income for the year ended June 30, 2025.

Operating lease cost, as included in general and administrative expenses and cost of sales in the Company’s consolidated statements of comprehensive income, totaled ¥87,709 thousand, ¥79,048 thousand, and ¥64,710 thousand for the fiscal years ended June 30, 2025, 2024, and 2023, respectively. Cash paid for the amounts included in the measurement of lease liabilities for operating leases for the fiscal years ended June 30, 2025, 2024, and 2023 was ¥90,016 thousand, ¥81,284 thousand, and ¥66,946 thousand, respectively. As of June 30, 2025 and 2024, the weighted-average discount rate was 3% and the Company’s weighted-average remaining life was 6.6 and 2.4 years, respectively. The Company did not have any significant lease contracts that had not yet commenced as of June 30, 2025 and 2024.

The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2025 and 2024:

	June 30,
	2025	2024
Right-of-use assets - non current	¥820,786	¥154,613
Total operating lease assets	¥820,786	¥154,613

Operating lease liabilities - current	¥201,313	¥67,938
Operating lease liabilities – long-term	621,962	91,471
Total operating lease liabilities	¥823,275	¥159,409

The table below shows the future minimum payments under non-cancelable operating leases at June 30, 2025 (in thousands):

Years Ending June 30,	Operating Leases
2026	¥221,836
2027	178,199
2028	142,119
2029	53,866
2030	52,145
Thereafter	259,091
Total	907,256
Less: lease amount representing interest	(83,981)
Present value of operating lease liabilities	¥823,275

Finance Leases

The Company entered into finance leases for certain office equipment with terms ranging from three to seven years. Rights-of-use assets are included in property and equipment, net, finance lease liabilities – current are included in accrued expenses and other current liabilities, and finance lease liabilities – long-term are included in other liabilities on the accompanying balance sheets.

The following table (in thousands) presents the finance lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2025 and 2024:

	June 30,
	2025	2024
Right-of-use assets - non current	¥85,444	¥75,881
Total finance lease assets	¥85,444	¥75,881

Finance lease liabilities - current	¥28,464	¥23,172
Finance lease liabilities – long-term	59,122	54,347
Total finance lease liabilities	¥87,586	¥77,519